Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Operations [Abstract]
Revenues	$ 27,601	$ 25,903	$ 24,503
Cost of revenues	22,556	20,872	19,435
Gross profit	5,045	5,031	5,068
Operating costs and expenses:
Sales and marketing	3,043	2,924	3,058
General and administrative	1,882	1,523	1,818
Total operating costs and expenses	4,925	4,447	4,876
Operating income	120	584	192
Financial expenses, net	(444)	(549)	(781)
Other expenses, net	(1)	(22)	(147)
Income (loss) before taxes on income	(325)	13	(736)
Taxes benefit (taxes on income)	(108)	(13)	187
Net loss	$ (433)		$ (549)
Basic and diluted net loss per share	$ (0.30)		$ (0.49)